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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                     Pioneer Independence Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Independence Fund

 Schedule of Investments  3/31/11 (unaudited)

 Principal

 Value

 Amount $

 CONVERTIBLE CORPORATE BONDS - 0.5%

 Transportation - 0.5%

 Marine - 0.5%

       4,300,000

 DryShips, Inc., 5.0%, 12/1/14 (b)

 $

 4,305,375

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost  $4,071,936)

 $

 4,305,375

 Shares

 COMMON STOCKS - 99.4%

 Energy - 15.5%

 Integrated Oil & Gas - 4.3%

 342,100

 Exxon Mobil Corp.

 $

 28,780,873

 88,000

 Occidental Petroleum Corp.

 9,195,120

 $

 37,975,993

 Oil & Gas Drilling - 1.6%

 325,700

 Pride International, Inc *

 $

 13,988,815

 Oil & Gas Equipment & Services - 3.9%

 144,060

 National-Oilwell Varco, Inc.

 $

 11,419,636

 1,002,400

 Weatherford Intl, Inc. *

 22,654,240

 $

 34,073,876

 Oil & Gas Exploration & Production - 5.7%

 192,040

 Devon Energy Corp.

 $

 17,623,511

 179,200

 Range Resources Corp. (b)

 10,476,032

 501,300

 Southwestern Energy Co. *

 21,540,861

 $

 49,640,404

 Total Energy

 $

 135,679,088

 Materials - 4.8%

 Diversified Metals & Mining - 3.8%

 607,200

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 33,729,960

 Industrial Gases - 1.0%

 82,800

 Praxair, Inc.

 $

 8,412,480

 Total Materials

 $

 42,142,440

 Capital Goods - 8.9%

 Aerospace & Defense - 5.3%

 119,800

 Precision Castparts Corp.

 $

 17,632,164

 321,900

 Textron, Inc. (b)

 8,816,841

 233,040

 United Technologies Corp.

 19,726,836

 $

 46,175,841

 Industrial Conglomerates - 1.4%

 135,000

 3M Co.

 $

 12,622,500

 Industrial Machinery - 2.2%

 394,700

 Ingersoll-Rand Plc

 $

 19,067,957

 Total Capital Goods

 $

 77,866,298

 Transportation - 2.3%

 Air Freight & Couriers - 0.9%

 86,400

 FedEx Corp.

 $

 8,082,720

 Marine - 1.4%

 2,400,500

 Dryships, Inc. *

 $

 11,882,475

 Total Transportation

 $

 19,965,195

 Automobiles & Components - 1.6%

 Auto Parts & Equipment - 1.6%

 171,500

 Johnson Controls, Inc.

 $

 7,129,255

 144,600

 Lear Corp.

 7,066,602

 $

 14,195,857

 Total Automobiles & Components

 $

 14,195,857

 Consumer Services - 2.7%

 Casinos & Gaming - 0.9%

 181,890

 Las Vegas Sands Corp. *

 $

 7,679,396

 Hotels, Resorts & Cruise Lines - 0.9%

 199,100

 Royal Caribbean Cruises, Ltd. * (b)

 $

 8,214,866

 Restaurants - 0.9%

 206,000

 Starbucks Corp.

 $

 7,611,700

 Total Consumer Services

 $

 23,505,962

 Media - 1.3%

 Cable & Satellite - 1.3%

 242,900

 Direct TV Group, Inc. *

 $

 11,367,720

 Total Media

 $

 11,367,720

 Retailing - 4.5%

 Apparel Retail - 2.4%

 85,800

 Abercrombie & Fitch Co.

 $

 5,036,460

 504,100

 Gap, Inc. (b)

 11,422,906

 125,200

 Guess?, Inc.

 4,926,620

 $

 21,385,986

 Internet Retail - 2.1%

 90,700

 Amazon.Com, Inc. *

 $

 16,337,791

 3,900

 Priceline.com, Inc. *

 1,975,116

 $

 18,312,907

 Total Retailing

 $

 39,698,893

 Food & Drug Retailing - 1.9%

 Drug Retail - 1.9%

 476,420

 CVS/Caremark Corp.

 $

 16,350,734

 Total Food & Drug Retailing

 $

 16,350,734

 Food, Beverage & Tobacco - 2.2%

 Packaged Foods & Meats - 2.2%

 311,800

 General Mills, Inc.

 $

 11,396,290

 144,700

 Nestle SA (A.D.R.) *

 8,317,356

 $

 19,713,646

 Total Food, Beverage & Tobacco

 $

 19,713,646

 Health Care Equipment & Services - 2.5%

 Health Care Equipment - 2.5%

 442,242

 Insulet Corp. * (b)

 $

 9,119,030

 251,000

 St. Jude Medical, Inc.

 12,866,260

 $

 21,985,290

 Total Health Care Equipment & Services

 $

 21,985,290

 Pharmaceuticals & Biotechnology - 10.0%

 Biotechnology - 4.0%

 121,300

 Alexion Pharmaceuticals, Inc. *

 $

 11,969,884

 86,500

 Celgene Corp. *

 4,976,345

 378,700

 Vertex Pharmaceuticals, Inc. * (b)

 18,151,091

 $

 35,097,320

 Pharmaceuticals - 6.0%

 221,000

 Allergan, Inc.

 $

 15,695,420

 573,260

 Bristol-Myers Squibb Co.

 15,151,262

 1,342,780

 Cardiome Pharma Corp. *

 5,747,098

 150,000

 Medicis Pharmaceutical Corp.

 4,806,000

 128,500

 Shire Pharmaceuticals Group Plc (A.D.R.) (b)

 11,192,350

 $

 52,592,130

 Total Pharmaceuticals & Biotechnology

 $

 87,689,450

 Banks - 1.2%

 Regional Banks - 1.2%

 446,800

 Zions Bancorporation (b)

 $

 10,303,208

 Total Banks

 $

 10,303,208

 Diversified Financials - 5.1%

 Consumer Finance - 1.5%

 285,379

 American Express Co.

 $

 12,899,131

 Diversified Financial Services - 3.6%

 433,515

 Bank of America Corp.

 $

 5,778,755

 3,385,700

 Citigroup, Inc. *

 14,964,794

 244,900

 J.P. Morgan Chase & Co.

 11,289,890

 $

 32,033,439

 Total Diversified Financials

 $

 44,932,570

 Insurance - 0.2%

 Multi-Line Insurance - 0.2%

 75,800

 Hartford Financial Services Group, Inc.

 $

 2,041,294

 Total Insurance

 $

 2,041,294

 Software & Services - 14.4%

 Application Software - 5.2%

 200,000

 Informatica Corp. *

 $

 10,446,000

 1,303,300

 TIBCO Software, Inc. * (b)

 35,514,925

 $

 45,960,925

 Data Processing & Outsourced Services - 1.4%

 48,140

 MasterCard, Inc.

 $

 12,117,801

 Internet Software & Services - 2.1%

 30,000

 Google, Inc. *

 $

 17,586,300

 20,000

 Qihoo 360 Technologies Co., Ltd *

 591,800

 $

 18,178,100

 Systems Software - 5.7%

 892,200

 Microsoft Corp.

 $

 22,626,192

 818,650

 Oracle Corp.

 27,318,351

 $

 49,944,543

 Total Software & Services

 $

 126,201,369

 Technology Hardware & Equipment - 16.6%

 Communications Equipment - 2.8%

 74,700

 F5 Networks, Inc. *

 $

 7,661,979

 372,500

 Motorola Solutions, Inc. *

 16,647,025

 $

 24,309,004

 Computer Hardware - 5.7%

 142,920

 Apple, Inc. *

 $

 49,808,692

 Computer Storage & Peripherals - 8.1%

 1,578,800

 EMC Corp. * (b)

 $

 41,917,140

 182,600

 NETAPP, Inc. * (b)

 8,791,734

 548,700

 Western Digital Corp. *

 20,461,023

 $

 71,169,897

 Total Technology Hardware & Equipment

 $

 145,287,593

 Semiconductors - 3.7%

 Semiconductor Equipment - 2.2%

 178,200

 ASM Lithography Holdings NV

 $

 7,929,900

 225,000

 Veeco Instruments, Inc. * (b)

 11,439,000

 $

 19,368,900

 Semiconductors - 1.5%

 275,500

 Broadcom Corp. *

 $

 10,849,190

 62,200

 Texas Instruments, Inc.

 2,149,632

 $

 12,998,822

 Total Semiconductors

 $

 32,367,722

 TOTAL COMMON STOCKS

 (Cost  $658,553,242)

 $

 871,294,329

 Principal

 Amount ($)

 TEMPORARY CASH INVESTMENTS -8.4%

 Securities Lending Collateral  - 8.4% (c)

 Certificates of Deposit:

 2,107,053

 Bank of Nova Scotia, 0.31%, 9/29/11

 $

 2,107,053

 1,474,937

 BBVA Group NY, 1.05%, 7/26/11

 1,474,937

 2,107,053

 BNP Paribas Bank NY, 0.34%, 5/9/11

 2,107,053

 2,107,053

 Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11

 2,107,053

 2,107,053

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 2,107,053

 1,053,481

 National Australia Bank NY, 0.32%, 10/19/11

 1,053,481

 2,107,053

 Nordea NY, 0.3%, 4/13/11

 2,107,053

 2,107,053

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 2,107,053

 2,107,053

 Royal Bank of Canada NY, 0.38%, 12/2/11

 2,107,053

 2,107,053

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 2,107,053

 1,053,527

 SOCGEN NY, 0.25%, 4/11/11

 1,053,527

 842,821

 SOCGEN NY, 0.37%, 6/10/11

 842,821

 2,107,053

 Svenska NY, 0.28%, 5/12/11

 2,107,053

 2,107,053

 Westpac Banking Corp. NY, 0.38%, 12/6/11

 2,107,053

 $

 25,495,296

 Commercial Paper:

 842,821

 American Honda Finance, 0.35%, 1/11/12

 $

 842,821

 844,274

 American Honda Finance, 1.06%, 6/20/11

 844,274

 772,825

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 772,825

 842,332

 BBVLON, 0.55%, 5/9/11

 842,332

 1,263,930

 BBVLON, 0.43%, 4/21/11

 1,263,930

 2,105,824

 BCSFUN, 0.25%, 6/24/11

 2,105,824

 1,895,650

 CBAPP, 0.26%, 5/23/11

 1,895,650

 2,142,398

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 2,142,398

 2,107,125

 Federal Home Loan Bank, 0.31%, 6/1/11

 2,107,125

 210,670

 General Electric Capital Corp., 0.39%, 6/6/11

 210,670

 1,053,610

 General Electric Capital Corp., 0.39%, 4/28/11

 1,053,610

 1,685,174

 HSBC, 0.25%, 5/11/11

 1,685,174

 1,012,205

 JPMorgan Chase & Co., 0.43%, 12/21/11

 1,012,205

 738,621

 JPMorgan Chase & Co., 1.06%, 6/13/11

 738,621

 1,053,089

 NABPP, 0.25%, 6/1/11

 1,053,089

 1,684,277

 NORDNA, 0.27%, 7/18/11

 1,684,277

 1,685,535

 PARFIN, 0.23%, 4/11/11

 1,685,535

 1,052,313

 SANCPU, 0.68%, 6/1/11

 1,052,313

 1,264,139

 SANCPU, 0.44%, 4/7/11

 1,264,139

 1,262,258

 SANCPU, 0.73%, 6/17/11

 1,262,258

 1,053,388

 SOCNAM, 0.37%, 4/14/11

 1,053,388

 1,053,180

 SOCNAM, 0.37%, 5/3/11

 1,053,180

 2,107,053

 Toyota Motor Credit Corp., 0.38%, 9/8/11

 2,107,053

 1,264,052

 VARFUN, 0.27%, 4/20/11

 1,264,052

 632,785

 Wachovia, 0.46%, 3/1/12

 632,785

 843,197

 Wachovia, 0.43%, 10/15/11

 843,197

 421,744

 Wells Fargo & Co., 0.39%, 1/24/12

 421,744

 $

 32,894,469

 Tri-party Repurchase Agreements:

 1,080,371

 Barclays Capital Plc, 0.12%, 4/1/11

 $

 1,080,371

 4,214,107

 HSBC Bank USA NA, 0.13%, 4/1/11

 4,214,107

 3,160,580

 RBS Securities, Inc., 0.12%, 4/1/11

 3,160,580

 $

 8,455,058

 Shares

 Money Market Mutual Funds:

 3,371,292

 Dreyfus Preferred Money Market Fund

 $

 3,371,292

 3,371,285

 Fidelity Prime Money Market Fund

 3,371,285

 $

 6,742,577

 Total Securities Lending Collateral

 $

 73,587,400

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $73,587,400)

 $

 73,587,400

 TOTAL INVESTMENT IN SECURITIES - 108.3%

 (Cost  $736,212,578) (a)

 $

 949,187,104

 OTHER ASSETS AND LIABILITIES - (8.3)%

 $

 (72,779,055)

 TOTAL NET ASSETS - 100.0%

 $

 876,408,049

 *

 Non-Income producing security.

 (a)

 At March 31, 2011, the net unrealized loss on investments based on cost for federal Income tax purposes of $736,212,578 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 221,729,252

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (8,754,726)

 Net unrealized gain

 $

 212,974,526

 (b)

 At March 31, 2011, the following securities were out on loan:

 Principal

 Description

 Value

 Amount $

       2,283,700

 DryShips, Inc., 5.0%, 12/1/14

 $

          11,989,425

 Shares

          324,500

 EMC Corp. *

            8,923,750

          203,500

 Gap, Inc.

            4,731,375

          437,200

 Insulet Corp. *

            9,509,100

              2,600

 NETAPP, Inc. *

               127,400

            20,100

 Range Resources Corp.

            1,180,875

          124,500

 Royal Caribbean Cruises, Ltd. *

            5,384,625

            70,000

 Shire Pharmaceuticals Group Plc (A.D.R.)

            6,265,000

          133,500

 Textron, Inc.

            3,704,625

            25,000

 TIBCO Software, Inc. *

               687,500

          220,700

 Veeco Instruments, Inc. *

          11,586,750

          141,800

 Vertex Pharmaceuticals, Inc. *

            7,019,100

          130,500

 Zions Bancorporation

            3,099,375

 Total

 $

          74,208,900

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bond

$
-

$
4,305,375

$
-

$
4,305,375

 Common Stocks

871,294,329

-

-

871,294,329

 Temporary Cash Investments

-

66,844,823

-

66,844,823

 Money Market Mutual Funds

6,742,577

-

-

6,742,577

 Total

$
878,036,906

$
71,150,198

$
-

$
949,187,104

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.